Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 18,058	€ 19,969
Right-of-use assets	8,782	8,827
Property, plant and equipment	22,309	16,768
Equity-accounted investees	355	0
Other non-current financial assets	449	411
Total Non-current assets	49,953	45,975
Current assets
Inventories	13,348	8,399
Trade receivables	1,101	0
Other financial and non-financial assets	5,681	5,512
Cash and cash equivalents	10,238	48,143
Total current assets	30,368	62,054
TOTAL ASSETS	80,321	108,029
Equity
Share capital	5,668	5,243
Capital reserve	189,269	172,622
Accumulated deficit	(166,549)	(92,767)
Accumulated other comprehensive income/(loss)	(595)	(184)
TOTAL EQUITY	27,793	84,914
Non-current liabilities
Provisions	217	211
Non-current lease liabilities	7,087	7,389
Other financial liabilities	249	0
Deferred tax liability	1,766	1,791
Total non-current liabilities	9,319	9,391
Current liabilities
Provisions	723	1,023
Current lease liabilities	1,855	1,638
Trade and other payables	9,238	8,396
Contract liabilities	205	307
Other financial liabilities	14,530	37
Other non-financial liabilities	16,658	2,323
Total current liabilities	43,209	13,724
Total liabilities	52,528	23,115
TOTAL EQUITY AND LIABILITIES	€ 80,321	€ 108,029